Financial Information by Operating Segment (Detail) $ in Thousands, ¥ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2014 USD ($)
Segment Reporting Information [Line Items]
Revenues	$ 46,806	$ 60,958	$ 63,668
Construction in progress		69,792			$ 84,696
Cost of sales	(37,043)	(48,506)	(57,824)
Discontinued operations assets:		156,256
Gross profit	9,763	12,452	5,844
Total Capital expenditure	41,418	7,817	153,678
Assets held for sale		3,352
Revenues from discontinued operations	15	891	941
Other assets held for sale		152,904
Cost of revenues from discontinued operations		(70)	(74)
Gross profit	15	821	867
TOTAL ASSETS		383,530			349,467
Cash and cash equivalents		6,363	514		735	$ 170,960
Restricted cash		2,881
Accounts receivable, net		25,459			9,548
Accounts receivable due from a relate party		2,247			1,601
Current receivable - real estate disposition		655			0
Notes receivable, net					53,794
Amount due from a relate party		950			1,104
Inventories, net		4,646			212
Prepaid expenses and other current assets		38,809			24,176
Property, plant and equipment, net		49,145			49,772
Acquired intangible assets, net		3,785			983
Land use rights, net		1,966			2,042
Other long-term prepaid expenses					1,933
Other non-current assets		19,126			52,149
Discontinued Operations
Segment Reporting Information [Line Items]
Total Capital expenditure		3,979	90,636
Real Estate
Segment Reporting Information [Line Items]
Revenues	2,362	3,327	3,474
Cost of sales	(1,072)	(1,088)	(1,022)
Current receivable - real estate disposition		2,105			35,983
Non-current receivable - real estate disposition				¥ 200	30,739
Operating segments | Mobile phone business
Segment Reporting Information [Line Items]
Revenues	44,444	57,631	60,194
Cost of sales	(35,971)	(47,418)	(56,802)
Total Capital expenditure	1,008	1,739	5,865
TOTAL ASSETS		88,567			95,420
Cash and cash equivalents		6,363			735
Restricted cash		2,881
Accounts receivable, net		23,480			6,672
Accounts receivable due from a relate party		2,247			1,601
Notes receivable, net		0			0
Amount due from a relate party		950			1,104
Inventories, net		4,646			212
Prepaid expenses and other current assets		38,809			24,176
Loan receivable					53,794
Property, plant and equipment, net		5,406			4,210
Acquired intangible assets, net		3,785			983
Other long-term prepaid expenses					1,933
Operating segments | Real Estate
Segment Reporting Information [Line Items]
Revenues	2,362	3,327	3,474
Cost of sales	(1,072)	(1,088)	(1,022)
Total Capital expenditure	$ 40,410	2,099	$ 57,177
TOTAL ASSETS		138,707			254,047
Accounts receivable, net		1,979			2,876
Current receivable - real estate disposition		2,105			35,983
Property, plant and equipment, net		43,739			45,562
Land use rights, net		1,966			2,042
Other non-current assets		$ 19,126			52,149
Non-current receivable - real estate disposition					$ 30,739